As filed with the Securities and Exchange Commission on June 17, 2019.

Registration Nos. 333-185329
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 461 (Check appropriate box or boxes)	☒

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ________, pursuant to paragraph (b) of Rule 485
☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Odyssey individual flexible premium deferred variable annuity contracts.

Filing fee: None

Supplement dated August 16, 2019 to the Prospectus dated May 1, 2019,

for the Pacific Odyssey (offered on and after October 1, 2013) variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein.  “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner. This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented (the “Prospectus”). Please retain it for future reference.

The purpose of this supplement is to inform you of two new optional living benefit riders that will be offered starting September 9, 2019, subject to availability.

The OVERVIEW section is amended as follows:

The Optional Living Benefit Riders – Guaranteed Minimum Accumulation Benefit subsection is amended to include the following:

Guaranteed Minimum Accumulation Benefit

•    Protected Investment Benefit (5 Year Option)

•    Protected Investment Benefit (10 Year Option)

The guaranteed minimum accumulation benefit riders focus on providing principal protection, if certain conditions are met. If your Contract Value is less than the protected amount at the end of the applicable term, we will make up the difference by making a one-time addition to your Contract Value.

The Optional Living Benefit Riders – Additional Information Applicable to Living Benefit Riders subsection is amended to include the following:

For the Protected Investment Benefit (5 Year Option or 10 Year Option), you may purchase one of the Riders on the Contract Date or within 60 calendar days after the Contract Date. If you purchase within 60 calendar days after the Contract Date, the Rider Effective Date will be that Contract Date. Your election to purchase must be received In Proper Form.

The Fees and Expenses – Optional Rider Annual Expenses subsection is amended to include the following:

	Current Charge Percentage	Maximum Charge Percentage

Guaranteed Minimum Accumulation Benefit (as a percentage of the Charge Base)

Protected Investment Benefit (5 Year Option) Charge*	0.85%	2.50%

Protected Investment Benefit (10 Year Option) Charge*	0.95%	2.50%

* If you buy the Protected Investment Benefit rider, the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the charge percentage in effect for you (divided by 4) multiplied by the Charge Base (total Purchase Payments received in the first Contract Year, adjusted for withdrawals on a pro rata basis). The quarterly amount deducted may increase or decrease due to changes in your Charge Base. Your Charge Base may increase due to additional Purchase Payments made in the first year of a Term or decrease due to withdrawals. We deduct the charge proportionately from your Variable Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. The charge may be waived under certain circumstances. See CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges below.

The Examples subsection is replaced with the following:

Examples

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Contract Transaction Expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2018. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are Stepped-Up Death Benefit, Enhanced Income Select (Joint), and Protected Investment Benefit (10 Year Option). The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2018. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Purchase Payment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•        If you surrendered, annuitized, or left your money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum	$944	$2,776	$4,532	$8,586

Minimum	$69	$218	$379	$847

In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS (Condensed Financial Information) appendix in the Prospectus for condensed financial information about the Subaccounts.

The CHARGES, FEES, AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

The following disclosure applies to the Protected Investment Benefit (5 Year Option and 10 Year Option) Riders.

If you purchase an optional rider listed in the table below, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary.

If your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

We will waive the charge for the quarter in which full annuitization of the Contract occurs and the annual charge will no longer be deducted.

Annual Charge Percentage Table

Optional Rider	Current Annual Charge Percentage	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Protected Investment Benefit (5 Year Option)	0.85%	2.50%	Charge Base[1]	Quarterly Rider Anniversary
Protected Investment Benefit (10 Year Option)	0.95%	2.50%	Charge Base[1]	Quarterly Rider Anniversary

1  The Charge Base is the Contract Value at the start of a Term, plus any subsequent Purchase Payments received during the first year of a Term, less an adjustment for withdrawals (on a pro rata basis) made during the Term. The Contract Value on the Contract Date is equal to the initial Purchase Payment. See the Sample Calculations section in each Rider for numerical examples of how the Charge Base changes.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Optional Living Benefit Riders – Guaranteed Minimum Accumulation Benefit subsection is amended to include the following:

Guaranteed Minimum Accumulation Benefit

•    Protected Investment Benefit (5 Year Option)

•    Protected Investment Benefit (10 Year Option)

The guaranteed minimum accumulation benefit riders focus on providing principal protection, if certain conditions are met. If your Contract Value is less than the protected amount at the end of the applicable term, we will make up the difference by making a one-time addition to your Contract Value.

Below is a comparison of some of the guaranteed minimum accumulation benefit rider features. Working with your financial professional, see the individual rider descriptions for complete information about each optional rider and its features and benefits.

	Protected Investment Benefit (5 Year Option)	Protected Investment Benefit (10 Year Option)	Guaranteed Protection Advantage 3 Select
Purchase	At Contract issue (or within 60 calendar days of the Contract issue date).	At Contract issue (or within 60 calendar days of the Contract issue date).	At Contract issue or on any Contract Anniversary.
Investment Option Limitations	Yes – Contract Value must be allocated according to the Investment Allocation Requirements described in the Prospectus and as described below.	Yes – Contract Value must be allocated according to the Investment Allocation Requirements described in the Prospectus and as described below.	Yes – Contract Value must be allocated according to the Investment Allocation Requirements described in the Prospectus.
Maximum Issue Age	85	85	85
Protected Amount	90% of Purchase Payments made during the first year of a Term, adjusted for withdrawals on a pro rata basis.	105% of Purchase Payments made during the first year of a Term, adjusted for withdrawals on a pro rata basis.

If purchased at Contract issue, 100% of Purchase Payments made during the first year of a Term, adjusted for withdrawals on a pro rata basis.

If purchased on a Contract Anniversary, the Contract Value as of that Contract Anniversary plus additional Purchase Payments made during the first year of a Term, adjusted for withdrawals on a pro rata basis.

Step-Ups	No	No	Yes
Additional Amount	At the end of the Term, if the Contract Value is less than the Protected Amount, we will make up the difference between the Contract Value and the Protected Amount by	At the end of the Term, if the Contract Value is less than the Protected Amount, we will make up the difference between the Contract Value and the Protected Amount by making a	At the end of the Term, if the Contract Value is less than the Guaranteed Protection Amount, we will make up the difference between the Contract Value and the Guaranteed Protection

making a one-time addition to the Contract Value.	one-time addition to the Contract Value.	Amount by making a one-time addition to the Contract Value.

The General Information – Investment Allocation Requirements subsection is amended to include the following:

In addition to the existing Allowable Investment Options, the following additional investment options will be available as Allowable Investment Options for the Protected Investment Benefit (5 Year Option or 10 Year Option):

Portfolio Optimization Growth Portfolio

Pacific Dynamix – Growth Portfolio

The following new Riders are added:

Protected Investment Benefit (5 Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

•     the age of any Owner and Annuitant on the date of purchase is:

•     85 years or younger, and

•     at least 5 years younger than the maximum annuitization age specified in your Contract,

•     the Rider Effective Date is at least 5 years before your selected Annuity Date, and

•     you allocate your entire Contract Value according to the Investment Allocation Requirements.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 5-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Protected Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Amount.  Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce any additional amount added at the end of a Term.

The Protected Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)         is 90% of the Contract Value at the start of the Term,

(b)         is 90% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Amount but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 calendar days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

•     the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•     the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts or adding or removing the Owner’s spouse),

•     when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•     the date the Contract is terminated according to the provisions of the Contract,

•     the day a requested loan is processed,

•     the date a full surrender is made under the Contract, or

•     the Annuity Date.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•     Initial Purchase Payment = $100,000

•     Rider Effective Date = Contract Date

•     A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

•     A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
1	$100,000		$100,000	$90,000	$100,000
Activity	$20,000		$127,000	$108,000	$120,000
2			$127,000	$108,000	$120,000
3			$63,500	$108,000	$120,000
Activity	$10,000		$77,945	$108,000	$120,000
4			$77,945	$108,000	$120,000
Activity		$10,000	$73,401	$95,051	$105,612
5			$73,401	$95,051	$105,612
Values at End of 5th Year			$78,539 $95,051	$95,051 $0	$105,612	$16,551

The Protected Amount is equal to (a) + (b) – (c) as indicated below:

(a)         is 90% of the Contract Value at the start of the Term,

(b)         is 90% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Charge Base is equal to (a) + (b) – (c) as indicated below:

(a)         the Contract Value at the start of the Term,

(b)         the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Charge Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

•     Protected Amount = 90% of Initial Purchase Payment = 90% x $100,000 ($90,000 + 0 – 0 = $90,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Amount will be increased by $18,000 (90% of the $20,000 Purchase Payment) to $108,000. ($90,000 + $18,000 – 0 = $108,000). In addition, the Charge Base will increase by $20,000 to $120,000 ($100,000 + $20,000 = $120,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 5-Year Term). In addition, this Purchase Payment will not increase the Charge Base because it was not made during the first Contract Year (or first year of the 5-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Amount and the Charge Base on a pro rata basis and will result in a new Protected Amount and Charge Base.

For the Protected Amount, the pro rata adjustment is $12,949 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Amount prior to the withdrawal ($108,000 x 0.1199 = $12,949). The new Protected Amount (a) + (b) – (c) = $95,051 ($108,000 + 0 – $12,949 = $95,051).

For the Charge Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401+ $10,000) = 0.1199) multiplied by the Charge Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Charge Base is $105,612 ($120,000 – $14,388 = $105,612).

At the end of Contract Year 5 (end of the 5-Year Term) the Contract Value ($78,539) is less than the Protected Amount ($95,051). Therefore, $16,511 ($95,051 – $78,539 = $16,511) is added to the Contract Value and the Rider terminates.

Protected Investment Benefit (10 Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

•     the age of any Owner and Annuitant on the date of purchase is:

•     80 years or younger, and

•     at least 10 years younger than the maximum annuitization age specified in your Contract,

•     the Rider Effective Date is at least 10 years before your selected Annuity Date, and

•     you allocate your entire Contract Value according to the Investment Allocation Requirements.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Protected Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Amount.  Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce any additional amount added at the end of a Term.

The Protected Amount is equal to (a) plus (b) minus (c) where:

(a)         is 105% of the Contract Value at the start of the Term,

(b)         is 105% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Amount but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 calendar days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, earlier on:

•     the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•     the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts or adding or removing the Owner’s spouse),

•     when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•     the date the Contract is terminated according to the provisions of the Contract,

•     the day a requested loan is processed,

•     the date a full surrender is made under the Contract, or

•     the Annuity Date.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•  Initial Purchase Payment = $100,000

•  Rider Effective Date = Contract Date

•  A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

•  A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
1	$100,000		$100,000	$105,000	$100,000
Activity	$20,000		$127,000	$126,000	$120,000
2			$127,000	$126,000	$120,000
3			$63,500	$126,000	$120,000
Activity	$10,000		$77,945	$126,000	$120,000
4			$77,945	$126,000	$120,000
Activity		$10,000	$73,401	$110,892	$105,612
5			$73,401	$110,892	$105,612
6			$78,539	$110,892	$105,612
7			$73,041	$110,892	$105,612
8			$67,929	$110,892	$105,612
9			$63,174	$110,892	$105,612
10			$58,751	$110,892	$105,612
Values at End of 10th Year			$54,639 $110,892	$110,892 $0	$105,612	$56,253

The Protected Amount is equal to (a) + (b) – (c) as indicated below:

(a)   is 105% of the Contract Value at the start of the Term,

(b)   is 105% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)   is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Charge Base is equal to (a) + (b) – (c) as indicated below:

(a)   the Contract Value at the start of the Term,

(b)   the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)   is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Charge Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

•  Protected Amount = 105% of Initial Purchase Payment = 105% x $100,000 ($105,000 + 0 – 0 = $105,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Amount will be increased by $21,000 (105% of the $20,000 Purchase Payment) to $126,000. ($105,000 + $21,000 – 0 = $126,000) In addition, the Charge Base will increase by $20,000 to $120,000 ($100,000 + $20,000 = $120,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 10-Year Term). In addition, this Purchase Payment will not increase the Charge Base because it was not made during the first Contract Year (or first year of the 10-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Amount and the Charge Base on a pro rata basis and will result in a new Protected Amount and Charge Base.

For the Protected Amount, the pro rata adjustment is $15,108 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Amount prior to the withdrawal ($126,000 x 0.1199 = $15,108). The new Protected Amount (a) + (b) – (c) = $110,892 ($126,000 + 0 – $15,108 = $110,892).

For the Charge Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Charge Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Charge Base is $105,612 ($120,000 – $14,388 = $105,612).

At the end of Contract Year 10 (end of the 10-Year Term) the Contract Value ($54,639) is less than the Protected Amount ($110,892). Therefore, $56,253 ($110,892 – $54,639 = $56,253) is added to the Contract Value and the Rider terminates.

Form No. [     ]

Prospectus

(Included in Registrant’s Form N-4, File No. 333-185329 Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-185329 Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2018 and for each of the periods presented, included in Part B, include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements

(b) Exhibits

1.	(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

2.	Not applicable

3.	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

(b) Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; included in Registration Statement on Form N-4, File No. 333-122914, Accession No.

0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

4.	(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-232NY); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(b)

Qualified Retirement Plan Rider (Form No. 20-2269); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein.

(c)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein.

(d)

Individual Retirement Annuity Rider (Form No. 20-2266); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein.

(e)

Roth Individual Retirement Annuity Rider (Form No. 20-2267); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein.

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein.

	(g)	DCA Plus Fixed Option Rider (Form No. 20-2219); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein.

(h)

Guaranteed Withdrawal Benefit XII Rider-Single Life (Form No. 20-2256); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

(i)

Guaranteed Withdrawal Benefit XII Rider-Joint Life (Form No. 20-2257); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

(j)

Guaranteed Withdrawal Benefit X Rider-Single Life (Form No. 20-2258); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein.

(k)

Guaranteed Withdrawal Benefit X Rider-Joint Life (Form No. 20-2259); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein.

	(l)	Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

(m)

Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

(n)

Stepped-Up Death Benefit Rider (Form No. 20-23500); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(o)

Guaranteed Withdrawal Benefit XV Rider - Single Life (Form No. 20-2501); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-16-551790 filed on April 22, 2016, and incorporated by reference herein.

(p)

Guaranteed Withdrawal Benefit XV Rider - Joint Life (Form No. 20-2502); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-16-551790 filed on April 22, 2016, and incorporated by reference herein.

(q)

Guaranteed Withdrawal Benefit XXI Rider – Single Life; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein.

(r)

Guaranteed Withdrawal Benefit XXI Rider – Joint Life; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein.

	(s)	Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (5 Year Option)) (Form No. 20-2354);

	(t)	Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (10 Year Option)) (Form No. 20-2355);

5.	(a)

Variable Annuity Application (Form No. 25-23200); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

6.	(a)

Articles of Incorporation of PM Group Life; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(b)

Amended and Restated Articles of Incorporation of PL&A; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(c)

By-laws of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

7.	Not applicable

8.	(a)

Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(b)

Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

(c)

Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(d)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein.

		(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

		(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein.

		(5)	Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

		(6)	Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein.

(e)

Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

		(2)	Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

	(4)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(f)

Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(g)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(h)

Form of Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(i)

Form of AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(j)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(k)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(l)

Form of GE Investments Funds, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(1)	Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(m)

Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(n)

Form of Van Kampen Life Investment Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(o)

Form of Van Kampen Funds, Inc. Shareholder Service Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(p)

Form of Van Kampen Asset Management Administrative Services Letter Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(q)

Form of GE Investments Funds, Inc. Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(1)

First Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

(2)

Second Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(r)

Form of PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

(s)

Form of Allianz Global Investors Distributors LLC Selling Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Selling Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(t)	Form of PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein.

(u)

Form of MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(v)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(3)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(w)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(x)

Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(1)	Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(y)

Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

(z)

Administrative Services Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

(aa)

Support Agreement with First Trust Advisors L.P.; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein.

	(1)	First Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

(bb)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-12-006364, filed on April 23, 2012, and incorporated by reference herein.

(cc)

Administrative Services Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-12-006364, filed on April 23, 2012, and incorporated by reference herein.

(dd)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(ee)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(ff)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(gg)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1)

First Amendment to Distribution and Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(hh)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(ii)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(jj)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(kk)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(ll)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(mm)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein.

(nn)	Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein.

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

(oo)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein.

(pp)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein.

(qq)

Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(rr)

Fund Participation Agreement with JPMorgan Insurance Trust; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein.

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(ss)

Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

	(1)	First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

(tt)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein.

(uu)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed August 15, 2014, and incorporated by reference herein.

(vv)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(ww)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

	(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(3)	Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

(xx)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

(yy)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(zz)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

(aaa)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

(bbb)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(ccc)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein.

(ddd)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(eee)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(fff)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(ggg)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein.

(hhh)	Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein.

(iii)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein.

9.

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

10.

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Joseph E Celentano	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary
Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Odyssey—Approximately	49	Qualified
	75	Non-Qualified

Item 28. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 17th day of June, 2019.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	June 17, 2019
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	June 17, 2019
Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	June 17, 2019
Darryl D. Button*

		Director, Senior Vice President and General Counsel	June 17, 2019
Sharon A. Cheever*

		Vice President and Secretary	June 17, 2019
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	June 17, 2019
Edward R. Byrd*

		Executive Vice President	June 17, 2019
Joseph E. Celentano*

		Vice President and Treasurer	June 17, 2019
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		June 17, 2019
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein.)